ORDINARY SHARES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 23, 2022	Dec. 31, 2021
ORDINARY SHARES
Common stock value authorized	$ 80,000
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued	187,452,495	185,613,662			183,826,753
Stock Repurchase Program, Period in Force	12 months
Repurchased shares	413,214	10,656,794
Ordinary shares, canceled	5
Aggregate amount repurchased	$ 300	$ 8,600
Exercise of stock options (in shares)	0	280,568	6,845,888
Issuance of ordinary shares for restricted share units	0	1,260,701	1,859,819
Ordinary share
ORDINARY SHARES
Treasury stock exercise of option			0
Treasury stock exercise of share options and vesting of restricted share units	2,252,047	3,849,268
Treasury stock not in use and not outstanding	6,621,234	8,460,067	1,652,541
Exercise of stock options (in shares)		280,568	6,845,888
Issuance of ordinary shares for restricted share units		1,260,701	1,859,819
ADS
ORDINARY SHARES
Amount of stock repurchase	$ 40,000			$ 40,000
Repurchased shares	179,658	4,633,389